Note 10 - Segmented Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
10	Segmented information
The Company operates in
one
business segment being the exploration of mineral property interests. The Company's assets are geographically segmented as follows:

	2016	2015
United States	$39,169	$38,323
Canada	13,327	22,501
Other	784	838
	$53,280	$61,662